Subsequent Events - Additional Information (Details) $ in Thousands	Apr. 30, 2019 USD ($)	Apr. 26, 2019 Director
Business Acquisition [Member]
Non adjusting Events After Reporting Period
Cash consideration | $	$ 14,329
Remaining share acquisition tranches description	three equal tranches
Earn out payment term	3 years
Earn out period end month and year	2022-03
Business Acquisition [Member] | Quest 2 Travel.com India Private Limited [Member]
Non adjusting Events After Reporting Period
Percentage of voting equity interests acquired	51.00%
Ctrip.com International, Ltd [Member]
Non adjusting Events After Reporting Period
Number of board of directors		5
Ctrip.com International, Ltd [Member] | Mauritius [Member]
Non adjusting Events After Reporting Period
Number of board of directors		1
Ctrip.com International, Ltd [Member] | Ordinary shares [member] | Share Purchase Agreement [Member]
Non adjusting Events After Reporting Period
Percentage of voting rights held		49.00%
Ctrip.com International, Ltd [Member] | Class B Share [Member] | Share Purchase Agreement [Member]
Non adjusting Events After Reporting Period
Percentage of voting rights held		4.00%